COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Bank guarantee in favor of lessor for offices in Israel	$ 91
Aggregate contingent obligation for payments to Office of the Chief Scientist	8,565
Cash consideration paid for access right to Antibody Technology	600
Portion of cash consideration paid for access right to Antibody Technology recorded to noncurrent prepaid expense	400
Number of years company has access right to Technology	3
Additional (maximum cumulative) cash consideration to be paid for right of use of Antibody Technology upon occurance of certain development and commercialization milestones	$ 3,250
Maximum [Member]
Percentage of sales committed to pay royalties	5.00%
Minimum [Member]
Percentage of sales committed to pay royalties	3.00%